ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 445,126	$ 387,541
Less: allowances for doubtful debts	(203,037)	(210,997)	$ (265,931)	$ (210,757)
Accounts receivable, net	242,089	176,544
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	433,565	375,689
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	5,714	4,934
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 5,847	$ 6,918